January 18, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:    Office of Financial Management, Fee Unit

Re:	BMCA Acquisition Sub Inc. Tender Offer Statement on Schedule TO under Section 14(d)(1) of the Securities Exchange Act of 1934

Ladies and Gentlemen:

On behalf of BMCA Acquisition Sub Inc., a Delaware Corporation (the "Purchaser"), and pursuant to (i) Rule 14d-3 promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and (ii) Regulation S-T promulgated by the Securities and Exchange Commission (the "Commission"), we transmit herewith for filing with the Commission via EDGAR, the Schedule TO of the Purchaser, together with all the exhibits thereto (the "Schedule TO") relating to the offer by the Purchaser to purchase for cash all outstanding shares of Common Stock, par value $1.00 per share, of ElkCorp, a Delaware corporation ("ElkCorp").

The aggregate amount of $101,322.48, as calculated pursuant to Rule 0-11(d) promulgated under the Exchange Act, has been transmitted by wire transfer to the Commission's lockbox depository at Mellon Bank as payment of the applicable filing fee. The amount of $4,529.26 was transmitted by the Purchaser by wire transfer to the Commission's lockbox depository at Mellon Bank on January 17, 2007. This amount is in addition to the payment of $94,205.46 made by Building Materials Corporation of America ("BMCA") upon the filing of its Schedule TO on December 20, 2006 and $2,587.76 made by BMCA upon the filing of Amendment No. 1 to its Schedule TO on January 3, 2007. The amount of $282.51 was transferred from the account of BMCA to the account of the Purchaser on January 17, 2007.

By copy of this letter, an executed copy of the Schedule TO transmitted herewith is being hand delivered to the Company and to the New York Stock Exchange.

Should members of the Commission's staff have any questions or comments concerning this matter, please call the undersigned at (212) 728-8000.

Very truly yours,

/s/ Seth J. Zelnick

Seth J. Zelnick, Esq.

Enclosures

cc:	ElkCorp New York Stock Exchange